Report of Directors Corporate Governance - Scheme interests awarded (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£) shares installment £ / shares	Dec. 31, 2024 £ / shares	Feb. 23, 2024 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	6.50%	6.25%
Of which exercisable (in GBP per share)	£ 2.90	£ 3.34
LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share)			£ 9.070
Expected dividend yield	6.50%
Fair value of awards (in GBP per share)	£ 3.185
Expected dividend yield (in gbp per share)	£ 6.580
Performance period	3 years
Number of installments | installment	5
Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share)			£ 9.070
Of which exercisable (in GBP per share)	£ 9.163
Retention period	1 year
Maximum | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period	10 years
Georges Elhedery | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 12,407
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	1,367,880
Award as a percentage of base salary	600.00%
Georges Elhedery | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 838
Number of shares awarded (in shares) | shares	92,447
Pam Kaur | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 7,237
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	797,930
Award as a percentage of base salary	600.00%
Pam Kaur | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 1,687
Number of shares awarded (in shares) | shares	186,052